Commitments - Additional Information (Detail) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2017 ft²	Jun. 30, 2017 ft²	Dec. 31, 2017 EUR (€) ft² m² Facilities	Dec. 31, 2017 USD ($) Facilities	May 31, 2017 USD ($)	Apr. 30, 2016 USD ($)
Disclosure of commitments [line items]
Future rental payments			€ 14,991
Other agreements [member] | Contract Research Organizations [Member] | Viaskin Peanuts And Viaskin Milk Products [member]
Disclosure of commitments [line items]
Launching value of clinical studies			78,700
Remaining value of clinical studies			32,600
Monetary market fund [member] | Other agreements [member]
Disclosure of commitments [line items]
Sum of term deposit			€ 227
Term deposit period			3 years
Property, plant and equipment subject to operating leases [member] | Letter of credit 1 [member] | Other agreements [member]
Disclosure of commitments [line items]
Future rental payments | $				$ 164	$ 300	$ 143
Not Later Than One Year [member]
Disclosure of commitments [line items]
Future rental payments			€ 2,617
Later Than One Year and Not Later Than Two Years [member]
Disclosure of commitments [line items]
Future rental payments			2,623
Later Than Two Years and Not Later Than Three Years [member]
Disclosure of commitments [line items]
Future rental payments			2,357
Later Than Three Years and Not Later Than Four Years [member]
Disclosure of commitments [line items]
Future rental payments			2,169
Office equipment and vehicles [member] | Not Later Than One Year [member]
Disclosure of commitments [line items]
Future rental payments			116
Office equipment and vehicles [member] | Later Than One Year and Not Later Than Two Years [member]
Disclosure of commitments [line items]
Future rental payments			77
Office equipment and vehicles [member] | Later Than Two Years and Not Later Than Three Years [member]
Disclosure of commitments [line items]
Future rental payments			70
Office equipment and vehicles [member] | Later Than Three Years and Not Later Than Four Years [member]
Disclosure of commitments [line items]
Future rental payments			€ 16
North america [member] | Rental agreements [member]
Disclosure of commitments [line items]
Area of office and laboratory space | ft²	3,780	3,913
Subleases expiration period			Jun. 30, 2017
Additional initial Period of sublease			5 years
Bagneux [member] | Monetary market fund [member] | Other agreements [member]
Disclosure of commitments [line items]
Guarantee for ordinary rental agreements of the premises			€ 300
Facility [member] | Rental agreements [member]
Disclosure of commitments [line items]
Office and laboratory space | m²			4,770
Number of facilities | Facilities			2	2
Lease agreement date			Mar. 09, 2015
Leases expires period			Mar. 08, 2024
Second Facility [member] | Rental agreements [member]
Disclosure of commitments [line items]
Office and laboratory space | m²			2,237
Leases expires period			May 31, 2020
Commercial Facility [member] | Bottom of range [member]
Disclosure of commitments [line items]
Lease extension period			2 years
Commercial Facility [member] | Top of range [member]
Disclosure of commitments [line items]
Lease extension period			5 years
Commercial Facility [member] | Rental agreements [member]
Disclosure of commitments [line items]
Office and laboratory space | ft²			8,919
Lease commenced period			Eight years and four months.